PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 41,320	$ 39,376
Accumulated Depreciation	14,340	14,007
Construction in Progress	2,113	1,505
Total	29,093	26,874
Transmission
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	22,359	21,224
Accumulated Depreciation	7,100	6,885
Construction in Progress	1,616	1,160
Total	16,875	15,499
Distribution
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	14,335	13,511
Accumulated Depreciation	4,813	4,598
Construction in Progress	318	207
Total	9,840	9,120
Communication
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,511	1,589
Accumulated Depreciation	1,242	1,276
Construction in Progress	45	58
Total	314	371
Administration and service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,382	2,334
Accumulated Depreciation	1,063	1,129
Construction in Progress	134	80
Total	1,453	1,285
Easements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	733	718
Accumulated Depreciation	122	119
Construction in Progress	0	0
Total	$ 611	$ 599